UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2023
SemiAnnual Report
T. ROWE PRICE
Summit Municipal Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Summit Municipal Funds
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Summit Municipal Funds
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended April 30,
2023, as inflation, though still high, moderated and central bank rate hikes appeared to be nearing an end. The rebound in most sectors from the steep losses incurred earlier in 2022 was also aided by some better-than-expected economic news, although concerns about a possible recession lingered throughout the period.
For the six-month period, growth stocks were buoyed by falling interest rates and outperformed value shares. European equities outperformed stocks in most other regions, and emerging markets stocks were boosted by strong gains in
Asia, which were supported by China’s decision at the end of 2022 to lift most of its pandemic-related restrictions. Returns to U.S. investors in international stocks were enhanced by a sharp decline in the U.S. dollar versus other major currencies.
Within the S&P 500 Index, the communication services and information technology sectors had, by far, the strongest returns. On the other hand, the energy sector finished in negative territory and was the weakest segment amid falling oil prices and concerns about weaker global demand for crude.
Cheaper oil also contributed to slowing inflation during the period, although it remained well above the Federal Reserve’s long-term 2% target. March’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 5.0% on a 12-month basis, the lowest level since
May 2021 and the ninth consecutive month in which the annual inflation rate decreased.
In response to the still-high inflation readings, the Fed raised its short-term lending benchmark rate from around 3.00% in October 2022 to a target range of 4.75% to 5.00% by the end of the period, the highest since 2007. Fed officials implemented an additional 25-basis-point increase in early May just after our reporting period ended but suggested that they might be ready to pause additional rate hikes as they wait to see how the economy is progressing.
While shorter-maturity U.S. Treasury yields increased during the period in response to the Fed rate hikes, intermediate- and longer-term yields declined as investors predicted that the central bank would eventually have to cut rates sooner than it had planned as a result of a slowing economy, and this decrease in yields led to generally strong performance across the fixed income market.

T. ROWE PRICE Summit Municipal Funds

As we look ahead, prominent bank failures in the U.S. and Europe in March and April have complicated an already uncertain market backdrop. U.S.
corporate earnings in the first quarter appeared to be headed for a second straight quarterly decline, and manufacturing is slowing, although the jobs market has so far been resilient. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange
Commission adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the other changes to come.
While the six-month fund letter will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Summit Municipal Funds
Portfolio Summary

CREDIT QUALITY DIVERSIFICATION
Summit Municipal Intermediate Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Summit Municipal Funds

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
CREDIT QUALITY DIVERSIFICATION
Summit Municipal Income Fund
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.

T. ROWE PRICE Summit Municipal Funds

Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE Summit Municipal Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Summit Municipal Intermediate Fund and Summit Municipal Income Fund
have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Summit Municipal Funds

SUMMIT MUNICIPAL INTERMEDIATE FUND
Beginning
Account Value
11/1/22
Ending
Account Value
4/30/23
Expenses Paid
During Period*
11/1/22 to 4/30/23
Investor Class
Actual $1,000.00 $1,063.40 $2.56
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.32   2.51
Advisor Class
Actual   1,000.00   1,063.10   3.84
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.08   3.76
I Class
Actual   1,000.00   1,064.10   1.94
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.91   1.91
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.50%,
the
2
Advisor Class was 0.75%, and the
3
I Class was 0.38%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Summit Municipal Funds

SUMMIT MUNICIPAL INCOME FUND
Beginning
Account Value
11/1/22
Ending
Account Value
4/30/23
Expenses Paid
During Period*
11/1/22 to 4/30/23
Investor Class
Actual $1,000.00 $1,079.10 $2.58
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.32   2.51
Advisor Class
Actual   1,000.00   1,077.80   3.86
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.08   3.76
I Class
Actual   1,000.00   1,078.70   2.01
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.86   1.96
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.50%,
the
2
Advisor Class was 0.75%, and the
3
I Class was 0.39%.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C10-051 6/23

April 30, 2023
SemiAnnual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSMX Summit Municipal
Intermediate Fund –
.
PAIFX Summit Municipal
Intermediate Fund–
.
Advisor  Class
PRTMX Summit Municipal
Intermediate Fund–
.
I Class

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 10.75 $ 12.27 $ 12.21 $ 12.13 $ 11.49 $ 11.91
Investment activities
Net investment
income
(1)(2)
0.14 0.25 0.26 0.29 0.30 0.29
Net realized and
unrealized gain/loss 0.54 (1.52) 0.06 0.08 0.64 (0.42)
Total from
investment activities 0.68 (1.27) 0.32 0.37 0.94 (0.13)
Distributions
Net investment
income (0.14) (0.25) (0.26) (0.29) (0.30) (0.29)
Net realized gain —
(3)
—
(3)
—
(3)
— —
(3)
—
(3)
Total distributions (0.14) (0.25) (0.26) (0.29) (0.30) (0.29)
NET ASSET VALUE
End of period $ 11.29 $ 10.75 $ 12.27 $ 12.21 $ 12.13 $ 11.49

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(4)
6.34% (10.44)% 2.59% 3.05% 8.22% (1.13)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.51%
(5)
0.52% 0.50% 0.51% 0.50% 0.50%
Net expenses after
waivers/payments
by Price Associates 0.50%
(5)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment
income 2.46%
(5)
2.18% 2.08% 2.35% 2.50% 2.45%
Portfolio turnover rate 8.8% 20.6% 6.6% 15.6% 9.2% 17.8%
Net assets, end of
period (in millions) $2,267 $2,339 $3,253 $3,087 $3,220 $5,487
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 10.74 $ 12.26 $ 12.20 $ 12.12 $ 11.48 $ 11.90
Investment activities
Net investment
income
(1)(2)
0.12 0.22 0.23 0.25 0.27 0.26
Net realized and
unrealized gain/loss 0.55 (1.52) 0.06 0.08 0.64 (0.42)
Total from
investment activities 0.67 (1.30) 0.29 0.33 0.91 (0.16)
Distributions
Net investment
income (0.12) (0.22) (0.23) (0.25) (0.27) (0.26)
Net realized gain —
(3)
—
(3)
—
(3)
— —
(3)
—
(3)
Total distributions (0.12) (0.22) (0.23) (0.25) (0.27) (0.26)
NET ASSET VALUE
End of period $ 11.29 $ 10.74 $ 12.26 $ 12.20 $ 12.12 $ 11.48

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(4)
6.31% (10.68)% 2.34% 2.79% 7.96% (1.38)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.77%
(5)
0.81% 0.79% 0.81% 0.80% 0.75%
Net expenses after
waivers/payments
by Price Associates 0.75%
(5)
0.75% 0.75% 0.75% 0.75% 0.75%
Net investment
income 2.21%
(5)
1.94% 1.84% 2.09% 2.24% 2.21%
Portfolio turnover rate 8.8% 20.6% 6.6% 15.6% 9.2% 17.8%
Net assets, end of
period (in thousands) $4,921 $4,220 $5,444 $5,299 $4,384 $6,381
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
3/1/19
(1)
Through
10/31/19 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 10.74 $ 12.26 $ 12.20 $ 12.12 $ 11.78
Investment activities
Net investment income
(2)(3)
0.14 0.27 0.27 0.30 0.20
Net realized and unrealized gain/
loss 0.54 (1.52) 0.06 0.08 0.35
Total from investment activities 0.68 (1.25) 0.33 0.38 0.55
Distributions
Net investment income (0.14) (0.27) (0.27) (0.30) (0.21)
Net realized gain —
(4)
—
(4)
—
(4)
— —
Total distributions (0.14) (0.27) (0.27) (0.30) (0.21)
NET ASSET VALUE
End of period $ 11.28 $ 10.74 $ 12.26 $ 12.20 $ 12.12

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
4/30/23
.. Year ..
.. Ended .
3/1/19
(1)
Through
10/31/19 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(3)(5)
6.41% (10.34)% 2.72% 3.17% 4.65%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 0.38%
(6)
0.38% 0.37% 0.38% 0.38%
(6)
Net expenses after waivers/
payments by Price Associates 0.38%
(6)
0.38% 0.37% 0.38% 0.38%
(6)
Net investment income 2.58%
(6)
2.32% 2.20% 2.47% 2.54%
(6)
Portfolio turnover rate 8.8% 20.6% 6.6% 15.6% 9.2%
Net assets, end of period (in
millions) $3,254 $3,190 $3,549 $2,783 $2,532
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Summit Municipal Intermediate Fund
April 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.4%
ALABAMA 1.2%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  19,485 19,550
Black Belt Energy Gas Dist., Series D-1, VRDN, 4.00%, 7/1/52
(Tender 6/1/27)  10,230 10,281
Southeast Alabama Gas Supply Dist., Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)  10,000 10,009
Southeast Energy Auth. Cooperative Dist., Series B, VRDN, 4.00%,
12/1/51 (Tender 12/1/31)  15,780 15,652
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 6,262
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32  (1) 3,995 3,656
Wilsonville Industrial Dev. Board, Series D, VRDN, 3.95%, 1/1/24  1,700 1,700
67,110
ALASKA 0.2%
Alaska Housing Fin., Series B, 5.00%, 12/1/31  8,325 9,194
9,194
ARIZONA 2.0%
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/34  3,100 3,616
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/35  1,650 1,911
Arizona IDA, Phoenix Children's Hospital, 5.00%, 2/1/36  1,900 2,178
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27)  (2) 8,225 8,570
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  8,965 9,620
Maricopa County IDA, Banner Health, Series C, VRDN, 5.00%,
1/1/48 (Tender 10/18/24)  12,145 12,449
Maricopa County IDA, Honor Health, Series A, 5.00%, 9/1/36  1,365 1,461
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.00%,
11/15/24  (3) 1,270 1,162
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29  2,110 1,815
Phoenix Civic Improvement, 4.00%, 7/1/44  4,950 4,853
Phoenix Civic Improvement, 5.00%, 7/1/33  (2) 630 679
Phoenix Civic Improvement, 5.00%, 7/1/35  (2) 4,700 5,025
Phoenix Civic Improvement, 5.00%, 7/1/36  (2) 3,715 3,946
Phoenix Civic Improvement, Series A, 4.00%, 7/1/40  2,250 2,280
Phoenix Civic Improvement, Series A, 5.00%, 7/1/24  (2) 1,300 1,319
Phoenix Civic Improvement, Series A, 5.00%, 7/1/25  (2) 2,195 2,270
Phoenix Civic Improvement, Series B, 5.00%, 7/1/30  1,500 1,631
Phoenix Civic Improvement, Series B, 5.00%, 7/1/31  4,175 4,530
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,388
Phoenix Civic Improvement, Series B, 5.00%, 7/1/33  3,060 3,316
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,827

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/23  100 100
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/24  300 303
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/25  300 305
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 256
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 310
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 471
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 366
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 365
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  400 417
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  400 416
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  300 311
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/30  10,000 10,867
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/31  12,990 14,116
Salt River Agricultural Improvement & Power Dist., Arizona Electric
System, 5.00%, 1/1/31  3,000 3,336
Salt River Agricultural Improvement & Power Dist., Arizona Electric
System, 5.00%, 1/1/32  1,695 1,962
Salt Verde Financial, 5.00%, 12/1/37  1,000 1,036
110,783
CALIFORNIA 10.6%
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/31  1,000 1,002
ABAG Fin. Auth. for Nonprofit, Sharp Healthcare, Series A, 5.00%,
8/1/33  2,000 2,003
California, GO, 4.00%, 11/1/35  6,355 6,752
California, GO, 4.00%, 11/1/36  6,000 6,319
California, GO, 4.00%, 11/1/37  3,595 3,738
California, GO, 5.00%, 4/1/29  2,840 3,240
California, GO, 5.00%, 11/1/31  7,875 8,906
California, GO, 5.00%, 12/1/36  10,000 11,427
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  15,125 16,096

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,572
California Dept. of Water Resources & Power Supply, Central
Valley, Series AW, 5.00%, 12/1/31  7,000 7,615
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33  2,075 2,265
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34  2,500 2,719
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35
(Prerefunded 11/15/25)  (4) 8,380 8,871
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,835 3,879
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  7,597 7,582
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of SIFMA + 0.70%, 4.56%, 12/1/50 (Tender 6/1/26)  3,375 3,280
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.00%, 8/15/30  1,000 1,019
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33  (2) 1,000 1,057
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34  (2) 1,200 1,261
California PFA, Enso Village Project, 2.375%, 11/15/28  (1) 1,000 941
California PFA, Enso Village Project, 3.125%, 5/15/29  (1) 895 826
California PFA, Enso Village Project, 5.00%, 11/15/36  (1) 750 721
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27  (1) 1,220 1,159
California Public Works Board, Series C, 5.00%, 11/1/31  1,000 1,151
California Public Works Board, Series C, 5.00%, 11/1/38  5,000 5,570
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/27 (Prerefunded 6/1/23)  (4) 1,350 1,352
California Public Works Board, Judicial Council, Series A, 5.00%,
3/1/28 (Prerefunded 6/1/23)  (4) 1,660 1,662
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/32 (Prerefunded 7/1/24)  (4) 3,000 3,068
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/33 (Prerefunded 7/1/24)  (4) 2,380 2,434
California Statewide CDA, Kaiser Permanente, Series C-1, VRDN,
5.00%, 4/1/46 (Tender 11/1/29)  1,910 2,182
California Statewide CDA, Kaiser Permanente, Series C-3, VRDN,
5.00%, 4/1/45 (Tender 11/1/29)  10,975 12,537
California Statewide CDA, Kaiser Permanente, Series L, VRDN,
5.00%, 4/1/38 (Tender 11/1/29)  5,095 5,820
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,696
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/34  10,830 11,059
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25  (1) 2,265 2,303
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27  (1) 1,005 1,034

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28  (1) 4,235 4,364
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29  (1) 3,000 3,094
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30  (1) 6,875 7,089
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31  (1) 4,275 4,407
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36  (1) 7,750 7,845
California, Various Purpose, GO, 4.00%, 3/1/27  3,725 3,904
California, Various Purpose, GO, 4.00%, 10/1/37  2,900 3,021
California, Various Purpose, GO, 5.00%, 8/1/24  5,290 5,428
California, Various Purpose, GO, 5.00%, 11/1/27  5,325 5,882
California, Various Purpose, GO, 5.00%, 9/1/28  8,800 9,508
California, Various Purpose, GO, 5.00%, 10/1/29  13,950 14,373
California, Various Purpose, GO, 5.00%, 8/1/30  4,000 4,213
California, Various Purpose, GO, 5.00%, 8/1/33  12,000 13,217
California, Various Purpose, GO, 5.00%, 3/1/34  2,320 2,679
California, Various Purpose, GO, 5.00%, 8/1/35  8,875 9,066
California, Various Purpose, BID Group, GO, 5.00%, 8/1/27  21,250 23,336
California, Various Purpose, BID Group, GO, 5.00%, 8/1/30  8,000 8,637
California, Various Purpose, BID Group, GO, 5.00%, 11/1/34  5,000 5,817
California, Various Purpose, Refunding, GO, 5.00%, 11/1/27  20,000 20,190
California, Various Purpose, Refunding, GO, 5.00%, 3/1/34  5,000 5,773
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/33  21,790 24,099
Los Angeles County Metropolitan Transportation Auth., Refunding,
Series A, 5.00%, 7/1/34  23,360 25,773
Los Angeles Dept. of Airports, 4.00%, 5/15/38 (Prerefunded
11/15/31)  (2)(4) 530 567
Los Angeles Dept. of Airports, 4.00%, 5/15/41 (Prerefunded
11/15/31)  (2)(4) 230 246
Los Angeles Dept. of Airports, 5.00%, 5/15/32  (2) 6,100 6,660
Los Angeles Dept. of Airports, 5.00%, 5/15/33 (Prerefunded
11/15/31)  (2)(4) 530 607
Los Angeles Dept. of Airports, 5.00%, 5/15/34 (Prerefunded
11/15/31)  (2)(4) 265 303
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (Prerefunded
11/15/31)  (2)(4) 60 69
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32  (2) 3,500 3,923
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/36  (2) 10,000 11,054
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/40  2,315 2,598
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29  (2) 6,050 6,489
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/33  (2) 7,920 8,797

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, Unrefunded Balance, 4.00%,
5/15/38  (2) 9,470 9,456
Los Angeles Dept. of Airports, Unrefunded Balance, 4.00%,
5/15/41  (2) 8,265 8,039
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/33  (2) 9,380 10,559
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/34  (2) 4,735 5,309
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/35  (2) 1,045 1,162
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/29
(Prerefunded 7/1/23)  (4) 6,735 6,753
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/34  5,000 5,330
Los Angeles Dept. of Water & Power, Series B, 5.00%, 7/1/41  4,065 4,533
Los Angeles Dept. of Water & Power, Series C, 5.00%, 7/1/38  5,000 5,756
Metropolitan Water Dist. of Southern California, Series C, 5.00%,
7/1/40  5,635 6,337
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.188%, 7/1/27  3,115 3,093
Regents of the Univ. of California Medical Center, Series P, 5.00%,
5/15/35  6,250 7,400
Regents of the Univ. of California Medical Center, Series P, 5.00%,
5/15/36  8,000 9,347
San Diego County Regional Airport Auth., 5.00%, 7/1/31  1,395 1,638
San Diego County Regional Airport Auth., 5.00%, 7/1/32  2,500 2,932
San Diego County Regional Airport Auth., 5.00%, 7/1/33  3,000 3,514
San Diego County Regional Airport Auth., 5.00%, 7/1/34  3,000 3,496
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/30  (2) 6,500 7,180
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32  (2) 5,710 6,376
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/38  (2) 6,250 6,682
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/34  3,800 4,326
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/35  6,735 7,581
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series E, 5.00%, 5/1/37  (2) 4,450 4,729
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series H, 5.00%, 5/1/30  (2) 8,335 9,094
San Francisco Community College Dist., GO, 5.00%, 6/15/30  4,080 4,288
San Francisco Community College Dist., GO, 5.00%, 6/15/31  4,060 4,267
San Jose Int'l. Airport, Series A, 4.00%, 3/1/34  (2)(5) 3,870 3,964
San Jose Int'l. Airport, Series A, 5.00%, 3/1/33  (2) 1,300 1,447
San Jose Int'l. Airport, Series C, 5.00%, 3/1/28  1,750 1,786
San Jose Int'l. Airport, Series C, 5.00%, 3/1/29  2,000 2,042

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Univ. of California, Series AI, 5.00%, 5/15/32 (Prerefunded
5/15/23)  (4) 11,000 11,007
Univ. of California, Series BE, 5.00%, 5/15/35  1,645 1,915
586,484
COLORADO 2.1%
Colorado, Series A, COP, 4.00%, 12/15/35  725 757
Colorado, Series A, COP, 4.00%, 12/15/36  1,195 1,231
Colorado, Series A, COP, 4.00%, 12/15/38  2,385 2,434
Colorado, Series A, COP, 4.00%, 12/15/39  3,780 3,839
Colorado, Series A, COP, 4.00%, 12/15/40  3,000 3,021
Colorado HFA, Adventhealth Obligated, Series A, 5.00%, 11/15/39  5,000 5,572
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  3,725 3,821
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,425 2,634
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/28  5,450 6,035
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 7,949
Denver City & County Airport, Series A, 4.00%, 11/15/41  (2) 3,900 3,791
Denver City & County Airport, Series A, 5.00%, 12/1/29  (2) 1,815 1,970
Denver City & County Airport, Series A, 5.00%, 12/1/30  (2) 8,845 9,837
Denver City & County Airport, Series A, 5.00%, 12/1/32  (2) 5,260 5,674
Denver City & County Airport, Series A, 5.00%, 12/1/33  (2) 6,550 7,052
Denver City & County Airport, Series A, 5.00%, 12/1/34  (2) 1,250 1,340
Denver City & County Airport, Series A, 5.00%, 12/1/35  (2) 26,680 28,408
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,227
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,133
Denver City & County Airport, Series B, 5.25%, 11/15/28  3,000 3,034
Denver City & County Airport, United Airlines, 5.00%, 10/1/32  (2) 12,090 12,102
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/23  (6) 585 590
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/23  (6) 230 232
Vauxmont Metropolitan Dist., GO, 5.00%, 12/15/25  (6) 250 263
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26  (6) 575 614
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29  (6) 630 708
115,268
CONNECTICUT 0.9%
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 13,434
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 10/1/29  10,000 10,087
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 1/1/32  10,000 11,051
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48 (Tender
2/10/26)  7,500 7,429
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  7,150 7,082

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)   (3)(7)(8) 384 86
49,169
DELAWARE 0.4%
Delaware, Series A, GO, 5.00%, 2/1/31  3,915 4,383
Delaware, Series A, GO, 5.00%, 2/1/32  3,000 3,356
Delaware River & Bay Auth., 5.00%, 1/1/32  1,100 1,321
Delaware River & Bay Auth., 5.00%, 1/1/33  1,100 1,322
Delaware River & Bay Auth., 5.00%, 1/1/34  695 831
Delaware River & Bay Auth., 5.00%, 1/1/35  300 355
Delaware River & Bay Auth., 5.00%, 1/1/36  350 410
Delaware River & Bay Auth., 5.00%, 1/1/37  400 460
Delaware River & Bay Auth., 5.00%, 1/1/38  410 464
Delaware River & Bay Auth., 5.00%, 1/1/39  450 503
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/32  1,920 2,074
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,996
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,682
Univ. of Delaware, VRDN, 3.80%, 11/1/35  1,200 1,200
22,357
DISTRICT OF COLUMBIA 3.6%
District of Columbia, Series A, 4.00%, 3/1/40  2,345 2,384
District of Columbia, Series A, 5.00%, 3/1/33  2,445 2,831
District of Columbia, Series A, 5.00%, 3/1/36  12,000 13,483
District of Columbia, Series A, 5.00%, 3/1/40  3,110 3,427
District of Columbia, Series A, GO, 5.00%, 6/1/30  750 783
District of Columbia, Series A, GO, 5.00%, 6/1/31  5,000 5,215
District of Columbia, Series A, GO, 5.00%, 6/1/34  4,965 5,270
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 4,916
District of Columbia, Series A, GO, 5.00%, 1/1/40  2,000 2,297
District of Columbia, Series A, GO, 5.00%, 1/1/41  2,500 2,854
District of Columbia, Series A, GO, 5.00%, 1/1/42  10,245 11,638
District of Columbia, Series A, GO, 5.00%, 10/15/44  3,050 3,299
District of Columbia, Series C, 5.00%, 5/1/37  1,780 2,001
District of Columbia, Series D, GO, 5.00%, 6/1/29  4,365 4,808
District of Columbia, Series D, GO, 5.00%, 6/1/32  10,000 11,005
District of Columbia, Georgetown Univ., 5.00%, 4/1/33  3,000 3,219
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,928
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  2,000 2,134
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31  (2) 8,185 8,587
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35  (2) 3,500 3,872
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37  (2) 1,500 1,503

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38  (2) 2,470 2,458
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38  (2) 2,000 1,990
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/25  (2) 7,215 7,494
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/27  (2) 2,790 2,835
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28  (2) 2,310 2,349
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29  (2) 4,700 5,089
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30  (2) 3,285 3,557
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31  (2) 4,675 5,049
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/33  (2) 5,300 5,711
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34  (2) 7,350 7,681
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35  (2) 17,795 18,519
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30  (2) 10,280 10,657
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/28  5,000 5,486
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/29  8,190 8,970
Washington D.C. Convention & Sports Auth., Hotel Tax, Series A,
5.00%, 10/1/30  2,800 3,058
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/35  1,000 1,034
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/36  855 875
Washington D.C. Convention & Sports Auth., Hotel Tax, Series B,
4.00%, 10/1/37  1,000 1,014
Washington Metropolitan Area Transit Auth., Green Bond,
Series A, 4.00%, 7/15/38  6,265 6,476
197,756
FLORIDA 5.9%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/24  1,250 1,282
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,615 2,825
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series B,
5.00%, 12/1/34  12,380 12,574
Brevard County HFA, Health First, 5.00%, 4/1/27  2,075 2,099

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Brevard County HFA, Health First, 5.00%, 4/1/29  750 759
Brevard County HFA, Health First, 5.00%, 4/1/30  3,285 3,323
Brevard County HFA, Health First, 5.00%, 4/1/31  4,490 4,543
Brevard County HFA, Health First, 5.00%, 4/1/39  8,105 8,200
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  12,000 12,829
Broward County Airport, 5.00%, 10/1/27  (2) 1,250 1,335
Broward County Airport, 5.00%, 10/1/29  (2) 2,265 2,407
Broward County Airport, 5.00%, 10/1/30  (2) 2,250 2,391
Broward County Airport, 5.00%, 10/1/31  (2) 1,500 1,594
Broward County Airport, 5.00%, 10/1/32  (2) 1,815 1,927
Broward County Airport, 5.00%, 10/1/33  (2) 1,295 1,373
Broward County Airport, 5.00%, 10/1/34  (2) 1,500 1,585
Broward County Airport, Series A, 5.00%, 10/1/33  (2) 4,840 5,278
Broward County Airport, Series A, 5.00%, 10/1/34  (2) 5,500 5,971
Broward County Airport, Series P-2, 5.00%, 10/1/25  3,700 3,704
Broward County Port Fac., Series C, 5.00%, 9/1/29  1,760 1,989
Broward County Port Fac., Series D, 5.00%, 9/1/26  (2) 2,760 2,886
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  750 763
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  1,250 1,283
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/27  1,500 1,552
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/28  1,500 1,563
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  500 523
Central Florida Expressway Auth., 4.00%, 7/1/35  (6) 3,500 3,723
Central Florida Expressway Auth., 4.00%, 7/1/37  (6) 4,000 4,131
Central Florida Expressway Auth., 4.00%, 7/1/39  (6) 3,070 3,124
Central Florida Expressway Auth., Series A, 5.00%, 7/1/30  16,915 17,938
Florida Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/29  4,965 5,428
Florida DOT, Garvees, Series A, 5.00%, 7/1/30  5,000 5,792
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 8,390
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/25  (2) 2,785 2,893
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/27  (2) 14,695 15,818
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29  (2) 8,285 9,161
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34  (2) 3,000 3,170
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35  (2) 6,500 6,833
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/44  (2) 4,580 4,771
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series A,
5.00%, 10/1/23  (2) 1,480 1,486
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/33 (Prerefunded 10/1/24)  (4) 5,160 5,306
Hillsborough County Aviation Auth., Tampa Int'l. Airport, Series B,
5.00%, 10/1/34 (Prerefunded 10/1/24)  (4) 3,090 3,177

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Lee Memorial Health System, Series A-1, 4.00%, 4/1/37  1,300 1,306
Lee Memorial Health System, Series A-1, 5.00%, 4/1/34  1,240 1,358
Miami-Dade County Aviation, 5.00%, 10/1/27  (2) 2,925 2,970
Miami-Dade County Aviation, Series A, 5.00%, 10/1/24  (2) 10,000 10,008
Miami-Dade County Aviation, Series A, 5.00%, 10/1/29  (2) 1,800 1,829
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30  (2) 6,950 7,057
Miami-Dade County Aviation, Series A, 5.00%, 10/1/32  (2) 9,590 9,729
Miami-Dade County Expressway Auth., Series 14A, 5.00%, 7/1/30  2,000 2,032
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,260
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,931
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,609
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,032
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,141
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,602
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,912
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,820
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/38  (2) 2,000 2,158
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/39  (2) 2,300 2,466
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/40  (2) 3,000 3,192
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/41  (2) 1,070 1,133
Miami-Dade County Seaport Dept., Series A, 5.00%, 10/1/42  (2) 2,385 2,516
Miami-Dade County Seaport Dept., Series A-1, 4.00%, 10/1/45  (2)
(6) 3,980 3,860
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/37  1,000 1,019
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/38  520 528
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/41  1,250 1,253
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/42  1,750 1,747
Miami-Dade County Water & Sewer System Revenue, 4.00%,
10/1/46  850 831
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/27  750 816
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/28  1,500 1,661
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/38  850 942
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/41  1,750 1,904
Orange County HFA, Orlando Health Obligated Group, Series A,
5.00%, 10/1/42  1,250 1,353
Orange County School Board, Series C, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25)  (4) 16,675 17,496

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Orange County School Board, Series C, COP, 5.00%, 8/1/33  4,535 4,749
Orange County School Board, Series D, COP, 5.00%, 8/1/30
(Prerefunded 8/1/25)  (4) 2,250 2,356
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31  2,150 1,973
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/36  2,500 2,112
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,807
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,529
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/27  400 426
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/28  325 347
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/29  420 449
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/30  365 390
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/31  700 744
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/32  1,070 1,133
Tampa Health System, BayCare Health, Series A, 5.00%, 11/15/33  455 482
Tolomato Community Dev. Dist., Special Assessment, Series  2015-
2, STEP, 0.00%, 5/1/40  255 231
Tolomato Community Dev. Dist., Special Assessment, Series  2015-
3, 6.61%, 5/1/40  (3)(8) 280 —
327,898
GEORGIA 6.4%
Atlanta, Series A-1, GO, 5.00%, 12/1/35  2,250 2,658
Atlanta, Series A-1, GO, 5.00%, 12/1/36  2,350 2,747
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38  2,575 2,626
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39  3,750 3,794
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/40  3,435 3,456
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/41  1,200 1,203
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/42  5,145 5,123
Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/39  (2) 1,000 987
Atlanta Airport, Dept. of Aviation, Series C, 4.00%, 7/1/41  (2) 1,000 973
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/27  1,825 1,848
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/29  10,920 11,052
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/30  10,500 10,622
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/31  14,440 14,598
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33  2,055 2,077
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/36  5,585 6,207
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/38  5,000 5,481
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%, 7/1/40  14,055 15,206
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  (3)(8) 2,805 1,262
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  (3)(8) 9,705 4,367
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  (3)(8) 3,065 1,379

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  2,335 2,436
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,461
Atlanta Water & Wastewater, 5.00%, 11/1/31  10,800 11,297
Atlanta Water & Wastewater, 5.00%, 11/1/35 (Prerefunded
5/1/25)  (4) 6,000 6,264
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle
Project, Series 2018, VRDN, 4.20%, 11/1/52  10,700 10,700
Cobb County Kennestone Hosp. Auth., Wellstar Health, 5.00%,
4/1/25  1,075 1,109
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/29  5,395 5,397
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 530
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,368
Fulton County Dev. Auth., Children's Healthcare of Atlanta,
Series C, 5.00%, 7/1/34  1,475 1,663
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/31  400 424
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/32  1,000 1,059
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/33  2,000 2,117
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/34  2,515 2,657
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/26  1,860 1,944
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/28  1,200 1,285
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/29  1,780 1,911
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/30  6,300 6,765
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/35  5,000 5,336
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series A, 5.00%, 2/15/37  2,500 2,643
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/28  2,500 2,703
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/29  2,750 2,980
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/31  2,365 2,555
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/32  3,660 3,927

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health,
Series B, 5.00%, 2/15/33  3,390 3,629
Georgia Ports Auth., 4.00%, 7/1/38  3,180 3,300
Georgia Ports Auth., 4.00%, 7/1/39  2,500 2,565
Georgia Ports Auth., 4.00%, 7/1/42  2,875 2,889
Georgia Ports Auth., 4.00%, 7/1/43  6,750 6,769
Georgia Ports Auth., 5.00%, 7/1/35  3,000 3,546
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/32  1,000 1,059
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/34  1,205 1,273
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/35  1,000 1,052
Main Street Natural Gas, Series A, 5.00%, 5/15/23  1,895 1,895
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,800 3,936
Main Street Natural Gas, Series A, 5.50%, 9/15/24  2,500 2,539
Main Street Natural Gas, Series A, 5.50%, 9/15/27  11,060 11,684
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  16,295 16,367
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/43  2,000 2,008
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  10,000 10,049
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  31,530 31,495
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  14,585 14,529
Metropolitan Atlanta Rapid Transit Auth., Sales Tax, Series B,
5.00%, 7/1/32  5,000 5,365
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/29  9,290 10,061
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 2,027
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,120
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,143
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 715
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/30  2,675 2,900
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/31  1,560 1,683
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/32  1,700 1,834
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/33  1,845 1,984

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/34  2,005 2,153
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/35  3,415 3,645
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  8,660 9,098
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/35  255 280
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/36  325 353
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/37  455 490
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/38  470 503
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/39  765 814
Paulding County Hosp. Auth., WellStar Health, 5.00%, 4/1/42  2,310 2,409
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
6.00%, 1/1/24  (9) 170 173
Savannah Economic Dev. Auth., Marshes of Skidaway Island,
7.00%, 1/1/34 (Prerefunded 1/1/24)  (4) 3,000 3,072
355,603
HAWAII 0.3%
Hawaii Airports System, Series A, 5.00%, 7/1/43  (2) 2,100 2,172
Hawaii Airports System, Series D, 4.00%, 7/1/37  16,800 17,164
19,336
IDAHO 0.3%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/25  1,055 1,070
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/26  1,000 1,014
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/28  745 756
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  650 660
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/30  725 736
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/31  720 731
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/32  1,000 1,015
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,283
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/39  1,840 2,116
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/40  2,750 3,126
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/41  2,490 2,820
16,327
ILLINOIS 3.7%
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27  (2) 23,000 23,422
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/29  (2) 5,450 5,564
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/30  (2) 13,000 13,267
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/31  3,600 3,786
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 9,132
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,212
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 4,418
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 4,630
Illinois, GO, 4.00%, 6/1/32  530 537
Illinois, GO, 4.00%, 6/1/35  2,075 2,083

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, GO, 5.50%, 5/1/24  1,000 1,018
Illinois, GO, 5.50%, 5/1/25  1,000 1,038
Illinois, Series 2021A, GO, 5.00%, 3/1/27  4,000 4,243
Illinois, Series 2022A, GO, 5.00%, 3/1/27  3,000 3,183
Illinois, Series A, GO, 5.00%, 3/1/24  345 349
Illinois, Series A, GO, 5.00%, 10/1/25  2,050 2,123
Illinois, Series A, GO, 5.00%, 11/1/25  4,115 4,267
Illinois, Series A, GO, 5.00%, 3/1/26  2,500 2,607
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 8,249
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,636
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,443
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,567
Illinois, Series B, GO, 5.00%, 3/1/24  875 885
Illinois, Series B, GO, 5.00%, 3/1/25  1,375 1,411
Illinois, Series B, GO, 5.00%, 3/1/26  2,325 2,425
Illinois, Series C, GO, 5.00%, 11/1/29  16,500 17,661
Illinois, Series D, GO, 5.00%, 11/1/24  4,385 4,476
Illinois, Series D, GO, 5.00%, 11/1/25  20,535 21,294
Illinois, Series D, GO, 5.00%, 7/1/28  (10) 6,250 6,770
Illinois, Series D, GO, 5.00%, 11/1/28  7,995 8,583
Illinois Fin. Auth., Series A, 4.00%, 7/15/36  5,000 5,161
Illinois Fin. Auth., Series A, 4.00%, 7/15/37  3,200 3,270
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  4,255 4,322
Illinois Fin. Auth., Series A, 4.00%, 7/15/39  6,640 6,723
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/27  1,275 1,316
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,193
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/35  2,750 2,766
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/38  2,000 1,950
Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/1/39  3,000 2,904
202,884
INDIANA 0.1%
Indiana Fin. Auth., Parkview Health System, Series D, VRDN,
3.75%, 11/1/39  400 400
Indiana Municipal Power Agency, Power Supply, Series A, 5.00%,
1/1/29  4,250 4,367
Valparaiso, Pratt Paper, 5.875%, 1/1/24  (2) 445 449
5,216
IOWA 0.6%
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  33,985 34,996
34,996
KANSAS 0.2%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 (Prerefunded
11/15/28)  (4) 180 202
Kansas DFA, Unrefunded Balance, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/28)  3,540 3,917

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/23  1,155 1,155
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/25  1,000 1,006
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,052
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,313
9,645
KENTUCKY 1.1%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 694
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 869
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 404
Ashland, Ashland Medical Center, 5.00%, 2/1/31  460 492
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 134
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/27  8,625 9,030
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,219
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,435
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,031
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,350
Kentucky Public Energy Auth., Series A-1, VRDN, 4.00%, 8/1/52
(Tender 8/1/30)  13,585 13,469
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  23,350 23,374
61,501
LOUISIANA 0.5%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels, VRDN,
1.00%, 12/1/51 (Tender 12/1/24)  (2) 8,925 8,415
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  5,075 5,005
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/29  (2) 4,400 4,492
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/31  (2) 6,000 6,118
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  3,500 3,420
27,450
MARYLAND 2.8%
Baltimore City, Series C, 5.00%, 7/1/27  500 507
Baltimore City, Wastewater, Series A, 5.00%, 7/1/34  3,570 3,846

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Baltimore City, Wastewater, Series E, 5.00%, 7/1/26  3,030 3,072
Baltimore City, Water Project, Series C, 5.00%, 7/1/34  2,155 2,321
Baltimore County, Metropolitan District Bonds, 84th Issue, GO,
5.00%, 3/1/41  5,960 6,854
Gaithersburg, Asbury Obligated Group, Series A, 4.00%, 1/1/24  2,500 2,488
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/25  1,550 1,543
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  2,595 2,574
Howard County, Series D, GO, 5.00%, 2/15/31  5,480 6,116
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/27  (2) 1,000 1,065
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/28  (2) 2,000 2,165
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/29  (2) 1,000 1,094
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/30  (2) 1,000 1,108
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31  (2) 1,150 1,284
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32  (2) 2,500 2,789
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/33  (2) 1,150 1,281
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34  (2) 1,000 1,108
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35  (2) 1,000 1,099
Maryland Economic Dev., Morgan State Univ., Series A, 5.375%,
7/1/38  1,350 1,446
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,210
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,040 1,091
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,065
Maryland HHEFA, 5.00%, 7/1/28 (Prerefunded 7/1/24)  (4) 2,275 2,322
Maryland HHEFA, 5.00%, 7/1/29 (Prerefunded 7/1/24)  (4) 2,350 2,399
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/29  2,000 2,144
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/30  2,180 2,334
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/31  1,950 2,088
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/31  2,660 2,772
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 10,690
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 2,873
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,721
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,507
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,011
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  8,705 8,931
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,400 2,546
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24)  (4) 3,200 3,277
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/33  4,150 4,613
Maryland State Transportation Auth., Series A, 4.00%, 7/1/37  1,500 1,575

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland State Transportation Auth., Series A, 4.00%, 7/1/40  1,250 1,271
Maryland State Transportation Auth., Series A, 5.00%, 7/1/35  2,000 2,313
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/30  (2) 1,000 1,089
Montgomery County, Series C, GO, 5.00%, 10/1/24  11,460 11,790
Montgomery County Housing Opportunities Commission, Green
Bond, Series A, VRDN, 3.80%, 1/1/63  1,900 1,900
Prince George's County, Series A, GO, 5.00%, 7/1/31  15,000 17,903
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/23  650 649
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,431
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,036
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 5,343
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/23  1,230 1,230
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  750 743
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  1,000 979
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 882
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,304
155,792
MASSACHUSETTS 1.3%
City of Boston, Series A, GO, 5.00%, 11/1/39  (10) 5,000 5,889
Massachusetts, GO, 5.00%, 7/1/38  3,250 3,643
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/37  3,750 3,881
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/38  2,500 2,568
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/39  4,325 4,406
Massachusetts Bay Transportation Auth., Series A-1, 4.00%,
7/1/40  4,050 4,106
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/40  7,210 8,376
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/41  6,000 6,938
Massachusetts Dev. Fin. Agency, Partners Healthcare, Series S-2,
VRDN, 5.00%, 7/1/38 (Tender 1/30/25)  10,000 10,303
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/40  11,615 13,067
Massachusetts Transportation Fund Revenue, Series A, 5.00%,
6/1/41  10,000 11,191
74,368

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
MICHIGAN 3.8%
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/25  (6) 605 617
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/26  (6) 500 509
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/27  (6) 1,280 1,303
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/28  (6) 1,000 1,017
Detroit Downtown Dev. Auth., Catalyst Dev. Project, Series A,
5.00%, 7/1/30  (6) 1,200 1,220
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,479
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/31  8,560 9,148
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/32  3,500 3,739
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/33  14,085 15,037
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  17,950 18,860
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,901
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/46  8,000 8,245
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/28  9,505 10,188
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/29  6,225 6,673
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/30  8,115 8,674
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31  5,540 5,921
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  1,000 1,027
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/28  8,890 9,347
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/30  11,880 12,502
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/31  3,000 3,156
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/32  480 505
Michigan Fin. Auth., Henry Ford Health System, 5.00%, 11/15/34  9,505 9,955
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,604
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,040
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 882
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,330
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,224
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/34  4,000 4,308
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/35  5,750 6,151
Michigan Fin. Auth., Trinity Health Credit Group, Series A, 5.00%,
12/1/37  5,000 5,292

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,438
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32 (Prerefunded 12/1/27)  (4) 155 171
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/30  1,700 1,859
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,143
Wayne County, Series C, 5.00%, 12/1/37  (1)(2)(6) 14,615 15,200
Wayne County Airport Auth., Series A, 5.00%, 12/1/37  2,020 2,022
Wayne County Airport Auth., Series B, 5.00%, 12/1/26  (2) 3,155 3,307
Wayne County Airport Auth., Series B, 5.00%, 12/1/27  (2) 1,810 1,923
Wayne County Airport Auth., Series B, 5.00%, 12/1/28  (2) 800 851
Wayne County Airport Auth., Series B, 5.00%, 12/1/29  (2) 600 639
Wayne County Airport Auth., Series B, 5.00%, 12/1/30  (2) 1,360 1,445
Wayne County Airport Auth., Series B, 5.00%, 12/1/31  (2) 800 848
Wayne County Airport Auth., Series B, 5.00%, 12/1/32  (2) 1,450 1,533
Wayne County Airport Auth., Series B, 5.00%, 12/1/38  (2) 1,595 1,720
Wayne County Airport Auth., Series F, 5.00%, 12/1/26  (2) 3,850 3,966
Wayne County Airport Auth., Series F, 5.00%, 12/1/28  (2) 8,125 8,384
Wayne County Airport Auth., Series F, 5.00%, 12/1/34  (2) 3,500 3,588
Wayne County Airport Auth., Series G, 5.00%, 12/1/33  1,485 1,552
212,443
MINNESOTA 0.3%
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/27  6,500 6,578
Minneapolis-Saint Paul Metropolitan Airports Commission,
Series A, 5.00%, 1/1/31  3,580 3,619
Minnesota, Series A, GO, 5.00%, 8/1/37  5,865 6,874
17,071
MISSOURI 0.8%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38  (2) 6,400 6,257
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/31  (2) 3,720 4,076
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33  (2) 2,550 2,755
Missouri HEFA, Series C, VRDN, 5.00%, 5/1/52 (Tender 5/1/28)  17,960 19,653
Missouri HEFA, Saint Luke's Health System, 5.00%, 11/15/30  4,750 5,012
Saint Louis Airport, Series B, 5.00%, 7/1/23  (2)(6) 975 977
Saint Louis Airport, Series B, 5.00%, 7/1/24  (2)(6) 1,075 1,092
Saint Louis Airport, Series B, 5.00%, 7/1/25  (2)(6) 2,725 2,806
42,628
MONTANA 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/23  835 835
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/24  880 875
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25  925 915

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26  970 954
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28  1,060 1,039
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31  1,250 1,201
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32  445 425
6,244
NEBRASKA 0.7%
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49
(Tender 8/1/25)  9,045 9,082
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/27  4,000 4,153
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/29  4,000 4,241
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/30  10,000 10,686
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/31  2,000 2,152
Central Plains Energy, Nebraska Gas, Series A, 5.00%, 9/1/32  5,805 6,284
36,598
NEVADA 0.2%
Truckee Meadows Water Auth., 5.00%, 7/1/32  4,000 4,257
Truckee Meadows Water Auth., 5.00%, 7/1/34  3,965 4,204
Truckee Meadows Water Auth., 5.00%, 7/1/35  1,195 1,263
9,724
NEW HAMPSHIRE 0.3%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  15,995 15,663
15,663
NEW JERSEY 2.6%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  10,050 10,929
New Jersey Economic Dev. Auth., Continental Airlines, 5.125%,
9/15/23  (2) 1,735 1,736
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30  (2) 2,000 2,029
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 1,919
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  5,800 4,795
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/33  4,750 5,250
New Jersey Economic Dev. Auth., Transportation System, 5.00%,
11/1/34  4,350 4,785
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27  (6) 1,200 1,273
New Jersey General Obligation Bonds, GO, 5.00%, 6/1/39  3,935 4,306
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., Series A,
5.25%, 7/1/28  5,000 5,017
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,777
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/32  5,275 5,973

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/33  4,000 4,520
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/34  5,805 6,310
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/35  7,500 8,456
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  2,750 3,065
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/31  5,000 5,678
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/32  3,000 3,397
New Jersey Transportation Trust Fund Auth., Series B, 5.00%,
6/15/33  3,000 3,390
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/38  3,500 3,524
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/39  3,000 3,006
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/40  3,275 3,255
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/29  4,800 5,289
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  5,355 5,864
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/24  5,000 5,129
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2019A, 5.00%, 12/15/24  5,225 5,360
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/35  1,800 1,942
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/36  2,500 2,679
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/33  5,000 5,489
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/25  2,000 2,069
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/30  10,795 11,693
Tobacco Settlement Fin., Tobacco Industry, Series A, 5.00%,
6/1/24  2,630 2,681
144,585
NEW MEXICO 0.3%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series C, VRDN, 1.15%, 6/1/40 (Tender 6/1/24)  2,000 1,929
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series D, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)  5,750 5,733

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  9,750 10,120
17,782
NEW YORK 10.6%
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/28  6,390 7,107
Dormitory Auth. of the State of New York, Bidding Group 1,
Series E, 5.00%, 3/15/28  5,000 5,561
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/30  1,250 1,377
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/32  1,350 1,478
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/32  5,525 6,031
Dormitory Auth. of the State of New York, Orange Regional
Medical, 5.00%, 12/1/31  (1) 1,100 1,108
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/25 (Prerefunded 5/1/23)  (4) 25 25
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  975 976
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 2/15/28  6,300 6,391
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/33  8,490 8,811
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/32  18,985 20,777
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 25,253
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/29  8,000 8,566
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 5,340
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/35  3,425 3,690
Dormitory Auth. of the State of New York, Unrefunded Balance,
Series B, 5.00%, 2/15/26  7,425 7,867
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/24  5,000 5,098
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,335
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/29  10,000 10,436
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30  5,000 5,208
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41  (1) 680 564
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  1,224 551
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,684
New York City, Series 1, GO, 5.00%, 8/1/25  13,000 13,600

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City, Series A-1, GO, 5.00%, 8/1/29  8,500 9,735
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,157
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,936
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,302
New York City, Series E, GO, 5.00%, 8/1/28  6,125 6,146
New York City, Series F-1, GO, 5.00%, 3/1/44  5,700 6,245
New York City, Series G-6, GO, VRDN, 3.69%, 4/1/42  1,800 1,800
New York City, Series I, GO, 5.00%, 3/1/28  14,730 14,939
New York City Housing Dev., Sustainablity Bonds, Series C, 2.25%,
11/1/41  8,400 5,852
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 20,484
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/40  5,195 5,681
New York City Municipal Water Fin. Auth., Series BB, 5.00%,
6/15/31  5,680 6,238
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 10,364
New York City Municipal Water Fin. Auth., Series BB-2, VRDN,
3.77%, 6/15/53  2,125 2,125
New York City Municipal Water Fin. Auth., Series CC, 4.00%,
6/15/41  2,530 2,539
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 5,065
New York City Transitional Fin. Auth. Future Tax, 4.00%, 5/1/39  4,505 4,522
New York City Transitional Fin. Auth. Future Tax, Series B-1, 4.00%,
8/1/45  10,000 9,814
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  16,155 17,728
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 8,466
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,745
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 4,060
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 8/1/24  11,500 11,778
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 18,140
New York City Transitional Fin. Auth., Future Tax, Series B-1,
5.00%, 8/1/35  10,600 12,328
New York City Transitional Fin. Auth., Future Tax, Series C, 5.00%,
11/1/27  19,480 20,256
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/33  9,000 9,706
New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/37  9,320 10,544

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/33  11,300 12,249
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  3,000 3,241
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 7,876
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  6,930 7,955
New York State Thruway Auth., Series A-1, 4.00%, 3/15/45  7,000 6,881
New York State Thruway Auth., Series A-1, 4.00%, 3/15/46  5,000 4,906
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/25  1,000 1,002
New York State Thruway Auth., Personal Income Tax, Series A,
5.00%, 3/15/27  2,830 2,833
New York State Urban Dev., Personal Income Tax, 5.00%, 9/15/31  11,105 13,171
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/39  4,500 4,525
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/41  5,250 5,780
New York State Urban Dev., Personal Income Tax, Series C,
5.00%, 3/15/28  14,775 14,803
New York State Urban Dev., Personal Income Tax, Series C-2,
5.00%, 3/15/33  18,775 20,573
New York Transportation Dev., American Airlines, 5.00%,
8/1/26  (2) 6,500 6,505
New York Transportation Dev., American Airlines, 5.00%,
8/1/31  (2) 4,980 4,986
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/26  (2) 5,165 5,303
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31  (2) 5,535 5,798
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/23  (2) 1,575 1,583
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/24  (2) 1,250 1,270
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25  (2) 850 874
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/28  (2) 1,450 1,556
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/29  (2) 1,000 1,084
Port Auth. of New York & New Jersey, 5.00%, 11/1/32  (2) 4,595 5,069
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/28  (2) 5,410 5,512
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26  (2) 28,545 30,018
Port Auth. of New York & New Jersey, Series 223, 4.00%,
7/15/40  (2) 5,100 4,927

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/32  150 177
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 222, 5.00%, 7/15/33  3,065 3,601
Triborough Bridge & Tunnel Auth., Series A, BAN, 5.00%, 8/15/24  7,035 7,183
586,770
NORTH CAROLINA 2.0%
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/35  1,880 1,971
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/36  1,875 1,940
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/38  2,225 2,270
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/39  610 617
Charlotte Airport Special Fac. Revenue, Series A, 4.00%, 7/1/40  2,030 2,043
Charlotte Water & Sewer, 5.00%, 7/1/24  5,000 5,115
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,370 18,854
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 4.00%,
1/15/35  5,000 5,100
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/34  3,700 3,902
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare, 5.00%,
1/15/38  3,000 3,110
Durham County, Series A, 5.00%, 6/1/37  750 876
Durham County, Series A, 5.00%, 6/1/38  1,100 1,273
New Hanover County, Regional Medical Center, 5.00%, 10/1/30
(Prerefunded 10/1/27)  (4) 4,235 4,674
North Carolina Capital Fac. Fin. Agency, Duke Univ., Series B,
5.00%, 10/1/55 (Prerefunded 10/1/25)  (4) 10,000 10,522
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ., 5.00%,
1/1/33  5,205 5,481
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/23  595 595
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  705 704
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  485 483
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/31 (Prerefunded 6/1/25)  (4) 7,000 7,316
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/32 (Prerefunded 6/1/25)  (4) 2,000 2,090
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series A, 5.00%, 1/1/31  10,025 10,544
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/29  3,000 3,161
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Series C, 5.00%, 1/1/30 (Prerefunded 1/1/26)  (4) 215 227

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Municipal Power Agency No. 1, Catawba Electric,
Unrefunded Balance, Series C, 5.00%, 1/1/30  9,785 10,291
North Carolina Turnpike Auth., 5.00%, 1/1/24  (6) 700 707
North Carolina Turnpike Auth., 5.00%, 1/1/25  1,320 1,355
North Carolina Turnpike Auth., 5.00%, 1/1/26  (6) 1,350 1,419
North Carolina Turnpike Auth., 5.00%, 1/1/27  (6) 2,400 2,574
109,214
OHIO 1.1%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  28,745 26,793
Cleveland Airport, Series A, 5.00%, 1/1/27  (6) 1,525 1,579
Cleveland Airport, Series A, 5.00%, 1/1/28  (6) 3,055 3,166
Cleveland Airport, Series A, 5.00%, 1/1/30  (6) 1,650 1,708
Cleveland Airport, Series A, 5.00%, 1/1/31  (6) 1,000 1,035
Columbus, Series A, GO, 4.00%, 8/15/27  4,625 4,752
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/30  1,100 1,208
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/31  1,000 1,098
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,754
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  525 526
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  800 803
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 552
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,498
Montgomery County, Catholic Health Initiatives, 5.25%, 5/1/29
(Prerefunded 11/12/23)  (4) 1,325 1,336
Montgomery County, Catholic Health Initiatives, Unrefunded
Balance, 5.25%, 5/1/29 (Prerefunded 11/13/23)  (4) 2,465 2,485
Ohio Hosp. Fac., Cleveland Clinic Health, VRDN, 2.75%, 1/1/52
(Tender 5/1/28)  (10) 4,500 4,430
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/31  5,480 6,007
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%, 1/1/33  2,735 2,985
63,715
OREGON 0.7%
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/23  250 250
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/25  280 278
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/27  305 301
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/28  320 315
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/29  335 329
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/30  355 347
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/31  370 359

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/32  390 376
Clackamas County Hosp. Fac. Auth., Mary's Woods at Marylhurst,
5.00%, 5/15/33  410 393
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/25  500 519
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/26  450 476
Medford Hosp. Fac. Auth., Asante Project, Series A, 5.00%,
8/15/27  500 540
Oregon, Series A, GO, 5.00%, 5/1/36  2,750 3,270
Oregon, Series A, GO, 5.00%, 5/1/37  3,000 3,517
Oregon, Series A, GO, 5.00%, 5/1/38  2,500 2,914
Oregon, Series A, GO, 5.00%, 5/1/39  1,060 1,229
Oregon, Series D, GO, 4.00%, 6/1/39  1,820 1,867
Oregon, Series D, GO, 5.00%, 6/1/36  1,600 1,903
Oregon, Series E, GO, 5.00%, 6/1/35  850 993
Oregon, Series E, GO, 5.00%, 6/1/37  1,420 1,628
Oregon, Series E, GO, 5.00%, 6/1/38  1,750 1,998
Oregon, Series E, GO, 5.00%, 6/1/39  5,245 5,960
Oregon, Series E, GO, 5.00%, 6/1/40  1,500 1,695
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30  (2) 3,185 3,359
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31  (2) 1,685 1,774
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32  (2) 1,135 1,194
Port of Portland Airport, Series 28, 4.00%, 7/1/36  (2) 2,000 2,025
39,809
PENNSYLVANIA 1.2%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/27  550 574
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 631
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/29  600 635
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 691
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/23  (1) 500 500
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28  (1) 2,250 2,303
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33  (1) 1,500 1,526
Chester County IDA, Longwood, 4.00%, 12/1/37  1,175 1,193
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 2,886
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,228
Chester County IDA, Longwood, 4.00%, 12/1/41  2,500 2,469

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/25  1,655 1,711
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/26  2,000 2,107
Commonwealth Fin. Auth., Tobacco Master Settlement Payment,
5.00%, 6/1/27  2,000 2,146
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36  (1) 4,005 3,423
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/32  800 917
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/33  2,000 2,239
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., Series B, 5.00%, 5/1/34  1,125 1,254
Philadelphia Airport, Series C, 5.00%, 7/1/28  (2) 7,250 7,807
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35  (6) 3,250 3,621
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36  (6) 2,000 2,202
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37  (6) 1,605 1,748
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31  (6) 9,160 9,733
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32  (6) 10,000 10,601
65,145
PUERTO RICO 4.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (11) 12,408 5,832
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (1) 6,450 6,432
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37  (1) 7,470 7,373
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33  (1) 13,455 13,472
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  879 833
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  3,383 1,974
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  15,705 14,370
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  3,774 3,376
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  9,528 8,322
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  2,757 2,314

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  1,468 1,470
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  2,928 2,983
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,488 3,635
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  10,670 11,280
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  49,272 52,743
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (3)(12) 130 91
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (3)
(12) 170 120
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (3)
(12) 500 351
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (3)(12) 630 438
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (3)(12) 2,380 1,669
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (3)(12) 830 582
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (3)(12) 985 692
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (3)(12) 130 91
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (3)
(12) 70 49
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (3)
(12) 6,525 4,584
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (3)
(12) 535 373
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (3)(12) 215 151
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (3)(12) 610 429
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (3)(12) 480 342
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (3)(12) 150 102
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (3)(12) 265 184
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (3)(12) 190 134
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (3)(12) 1,890 1,318
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (3)(12) 530 372
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (3)(12) 225 158
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  15,221 15,226
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  9,647 6,553
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  36,135 22,093
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  35,593 33,095
Puerto Rico Sales Tax Fin., Restructured, Series A-2-Converted,
4.329%, 7/1/40  10,394 9,664
235,270

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
RHODE ISLAND 0.2%
Central Falls Detention Fac., 7.25%, 7/15/35  (3)(8) 980 176
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/23  1,950 1,953
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  5,025 5,036
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  1,425 1,431
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  1,630 1,635
10,231
SOUTH CAROLINA 0.9%
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/27  2,595 2,802
Lexington County Health Services Dist., Lexington Medical Center,
5.00%, 11/1/29  3,010 3,240
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/32  7,185 7,652
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/34  8,370 8,871
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/36  2,000 2,093
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligation Group, Series A, 5.00%, 5/1/43  4,440 4,544
South Carolina Public Service Auth., Series B, 5.00%, 12/1/40  5,750 6,095
South Carolina Public Service Auth., Series B, 5.00%, 12/1/43  7,875 8,227
Spartanburg Regional Health Services Dist., 5.00%, 4/15/30  2,140 2,384
Spartanburg Regional Health Services Dist., 5.00%, 4/15/31  2,245 2,524
Spartanburg Regional Health Services Dist., 5.00%, 4/15/32  1,340 1,518
49,950
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,412
4,412
TENNESSEE 1.9%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/25  1,300 1,328
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/26  1,000 1,024
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/27  1,050 1,076
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/28  1,000 1,025
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI, 5.00%, 10/1/29  1,000 1,025

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/25  2,500 2,503
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/30  2,735 2,956
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/31  5,560 5,566
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/32  4,000 4,004
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/33  9,060 9,068
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,874
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  2,255 2,391
Memphis-Shelby County Airport Auth., Series A, 5.00%, 7/1/45  (2) 12,235 12,786
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24  (2) 670 679
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/25  (2) 2,350 2,413
Metropolitan Gov't. of Nashville & Davidson County, Series C, GO,
5.00%, 7/1/32 (Prerefunded 7/1/25)  (4) 8,000 8,378
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, 5.00%, 7/1/30  2,250 2,387
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board,
Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35  2,000 2,081
Public Building Auth. of Sevier County, Public Improvement,
Series VII, VRDN, 3.89%, 3/1/49  5,550 5,550
Tennessee, Series B, GO, 5.00%, 8/1/30  6,860 7,411
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24  12,910 13,043
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 5,073
102,641
TEXAS 10.7%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35  (6) 2,500 2,726
Austin Airport, North Terminal Project, Series 2019B, 5.00%,
11/15/33  (2) 2,000 2,183
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/25  (2) 650 674
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/26  (2) 1,100 1,158
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29  (2) 1,200 1,261
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31  (2) 1,550 1,627
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/32  (2) 1,700 1,859
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33  (2) 1,130 1,184

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36  (2) 1,000 1,070
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37  (2) 2,680 2,852
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/24  1,130 1,132
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/25  700 705
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,818
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,531
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,856
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,522
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 1,029
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/24  500 498
Austin Water & Wastewater System Revenue, 5.00%, 11/15/30  5,340 5,734
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/45  4,750 5,003
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27  8,420 8,853
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,649
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,736
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/39  7,105 6,999
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  900 928
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,268
Central Texas Regional Mobility Auth., Series E, 5.00%, 1/1/32  1,200 1,331
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%, 8/15/33  10,000 10,168
Cypress-Fairbanks Independent School Dist., GO, 5.00%, 2/15/29  3,840 3,980
Cypress-Fairbanks Independent School Dist., Series A, GO,
4.00%, 2/15/37  675 699
Dallas Area Rapid Transit, Sales Tax, Series A, 5.00%, 12/1/32
(Prerefunded 12/1/25)  (4) 5,000 5,264
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/24  1,025 1,054
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/25  910 957
Dallas/Fort Worth Int'l. Airport, Series A, 5.00%, 11/1/26  1,500 1,612
Dallas/Fort Worth Int'l. Airport, Series A, 5.25%, 11/1/29  (2) 6,000 6,042
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/28  2,000 2,021
Dallas/Fort Worth Int'l. Airport, Series F, 5.25%, 11/1/28  1,850 1,869
Grand Parkway Transportation, Grand Parkway System, 4.00%,
10/1/45  19,285 18,483
Grand Parkway Transportation, Tela Supported, Series A, 5.00%,
10/1/34  8,495 9,315
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  5,500 5,633

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/24  2,170 2,228
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 12/1/30 (Prerefunded 12/1/24)  (4) 3,300 3,402
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/31  3,000 3,325
Harris County Toll Road Auth., Senior Lien, Series A, 5.00%,
8/15/32  2,550 2,821
Harris County, Tax Road, Series A, GO, 5.00%, 10/1/28  2,180 2,288
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35  (2) 8,350 8,322
Houston Airport, United Airlines, Terminal E, 4.75%, 7/1/24  (2) 6,100 6,103
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29  (2) 10,200 10,228
Houston Combined Utility, Series A, 4.00%, 11/15/33  1,200 1,282
Houston Combined Utility, Series A, 4.00%, 11/15/34  1,225 1,297
Houston Combined Utility, Series A, Zero Coupon, 12/1/25  (6)(9) 7,510 6,970
Houston Combined Utility, Series C, 5.00%, 5/15/27  8,950 9,117
Houston Combined Utility, Series C, 5.00%, 5/15/28  6,655 6,782
Houston Independent School Dist., GO, 5.00%, 2/15/31  3,570 3,875
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/31  3,275 3,470
Houston Independent School Dist., Series A, GO, 5.00%, 2/15/32  6,500 6,876
Houston, Public Improvement, Series A, GO, 5.00%, 3/1/25  2,485 2,529
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/31  750 846
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/32  1,000 1,124
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/33  1,100 1,232
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/34  1,000 1,115
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/35  1,100 1,251
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/36  2,750 3,052
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/37  1,335 1,488
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/38  1,900 2,085
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/39  1,400 1,546
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/40  1,500 1,648
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/41  4,250 4,606
Lower Colorado River Auth., LCRA Transmission Services Project,
5.00%, 5/15/46  4,875 5,219
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/26  195 195

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/26 (Prerefunded 5/15/23)  (4) 2,695 2,696
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/28  515 516
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/28 (Prerefunded 5/15/23)  (4) 9,285 9,290
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/30  9,280 9,290
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/30 (Prerefunded 5/15/23)  (4) 4,525 4,528
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/31  6,540 6,547
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/31 (Prerefunded 5/15/23)  (4) 3,585 3,587
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/36  655 655
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/36 (Prerefunded 5/15/23)  (4) 4,400 4,402
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.00%, 5/15/41  1,520 1,663
Lower Colorado River Auth., LCRA Transmission Services Project,
Series A, 5.25%, 5/15/40  2,265 2,555
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/30  4,450 4,633
Lower Colorado River Auth., LCRA Transmission Services Project,
Series D, 5.00%, 5/15/31  4,630 4,820
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31  (1)(2) 10,700 10,434
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/23  250 251
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/24  500 507
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 761
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  1,020 1,038
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,187
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 797
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 854
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%, 1/1/31  3,750 3,931
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/27  5,525 5,586
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/31  1,250 1,310
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  5,055 5,454
North Texas Tollway Auth., 2nd Tier, Series A, 5.00%, 1/1/34  13,660 14,099
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/30  6,530 6,846
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/31  10,690 10,805
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/32  1,815 1,955
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 4,206
North Texas Tollway Auth., 2nd Tier, Series B, Refunding, 5.00%,
1/1/31  2,000 2,097

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Texas Tollway Auth., Unrefunded Balance, Series A, 5.00%,
1/1/25  225 225
North Texas Tollway Auth., Unrefunded Balance, Series A, 5.00%,
1/1/26  275 275
North Texas Tollway Auth., Unrefunded Balance, Series B, 5.00%,
1/1/25  135 135
North Texas Tollway Auth., Unrefunded Balance, Series B, 5.00%,
1/1/26  35 35
Permanent Univ. Fund - Univ. of Texas System, Series A, 5.00%,
7/1/40  8,775 10,111
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26  (1)(2) 300 274
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27  (1)(2) 550 485
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28  (1)(2) 525 448
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33  2,265 2,444
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/27  1,500 1,571
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/28  1,720 1,803
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/29  1,200 1,258
San Antonio Independent School Dist., School Building, GO,
5.00%, 8/15/30  1,500 1,572
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,826
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  20,090 20,988
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  4,460 4,599
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  21,700 22,726
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30  15,655 16,459
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  8,725 9,178
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/32  1,990 2,100
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/32  1,000 1,076
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/34  1,500 1,602
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  7,425 7,861
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 4,975
Texas Transportation Commission, Central Texas Turnpike,
Series B, 5.00%, 8/15/32  12,285 12,590
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/31  7,415 7,571

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Transportation Commission, Central Texas Turnpike,
Series C, 5.00%, 8/15/32  465 475
Texas Transportation Commission, Mobility Fund, GO, 5.00%,
10/1/27  6,100 6,197
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/31  12,420 13,682
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  8,000 8,796
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/33  19,495 21,436
Texas Transportation Commission, Mobility Fund, Series B, GO,
5.00%, 10/1/34  18,475 20,249
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/27  2,500 2,554
Texas, Water Fin. Assistance, Series B-2, GO, 5.00%, 8/1/28  1,600 1,635
Univ. of Texas, Board of Regents, Series B, 5.00%, 8/15/28  12,080 12,368
589,484
UTAH 1.3%
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32  (2) 3,925 4,156
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31  (2) 3,500 3,760
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32  (2) 1,825 1,959
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/32  (2) 8,750 9,720
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35  (2) 11,070 12,124
Salt Lake City Airport, Series A, 4.00%, 7/1/41  (2)(5) 10,435 10,148
Salt Lake City Airport, Series A, 5.00%, 7/1/30  (2) 2,200 2,334
Salt Lake City Airport, Series A, 5.00%, 7/1/31  (2) 2,560 2,712
Salt Lake City Airport, Series A, 5.00%, 7/1/33  (2) 5,050 5,416
Salt Lake City Airport, Series A, 5.00%, 7/1/34  (2) 4,155 4,588
Salt Lake City Airport, Series A, 5.00%, 7/1/35  (2) 3,500 3,722
Salt Lake City Airport, Series A, 5.00%, 7/1/36  (2) 6,000 6,338
Salt Lake City Airport, Series A, 5.00%, 7/1/38  (2) 4,665 4,889
Vineyard Redev. Agency, 4.00%, 5/1/32  (6) 135 145
Vineyard Redev. Agency, 4.00%, 5/1/34  (6) 300 319
Vineyard Redev. Agency, 4.00%, 5/1/36  (6) 250 260
Vineyard Redev. Agency, 4.00%, 5/1/38  (6) 270 275
Vineyard Redev. Agency, 4.00%, 5/1/39  (6) 225 229
Vineyard Redev. Agency, 4.00%, 5/1/40  (6) 320 323
Vineyard Redev. Agency, 5.00%, 5/1/29  (6) 385 435
Vineyard Redev. Agency, 5.00%, 5/1/30  (6) 215 246
Vineyard Redev. Agency, 5.00%, 5/1/31  (6) 235 273
74,371
VIRGINIA 5.1%
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  555 627
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  1,265 1,428
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,405 2,697
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,112

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Botetourt County, Residential Care Fac., Glebe, Series A, 4.75%,
7/1/23  510 510
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/30  1,400 1,637
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/31  1,450 1,692
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/32  2,200 2,564
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,885 5,566
Fairfax County IDA, Inova Health, 5.00%, 5/15/35  3,500 4,041
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,825 3,218
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  3,130 3,526
Fairfax County IDA, Inova Health, Series B, 5.00%, 5/15/26  4,795 5,105
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 4,130
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,645 1,676
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  1,000 1,019
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/27 (Prerefunded 6/15/25)  (4) 3,125 3,249
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/28 (Prerefunded 6/15/25)  (4) 3,160 3,286
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/27 (Prerefunded 8/1/26)  (4) 1,190 1,277
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/30 (Prerefunded 8/1/26)  (4) 3,635 3,907
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/31 (Prerefunded 8/1/26)  (4) 5,700 6,127
Hampton Roads Sanitation Dist., Wastewater, Unrefunded
Balance, Series A, 5.00%, 8/1/27  2,280 2,449
Loudoun County Economic Dev. Auth., Public facilities, Series A,
3.00%, 12/1/37  5,000 4,532
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  3,795 4,184
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  11,840 13,318
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,300 1,365
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,040
Upper Occoquan Sewage Auth., 5.00%, 7/1/26 (Prerefunded
7/1/25)  (4) 7,925 8,291
Upper Occoquan Sewage Auth., 5.00%, 7/1/29 (Prerefunded
7/1/25)  (4) 11,755 12,297
Virginia College Building Auth., 5.25%, 2/1/41  5,000 5,716
Virginia College Building Auth., Series A, 5.00%, 9/1/29  4,825 5,184

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia College Building Auth., Series A, 5.00%, 9/1/29
(Prerefunded 9/1/26)  (4) 175 188
Virginia College Building Auth., Series A, 5.00%, 2/1/30
(Prerefunded 2/1/25)  (4) 13,800 14,329
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  5,940 6,022
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/25  5,500 5,741
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/30  7,900 8,701
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32  7,075 7,788
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/30  5,000 5,345
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/25  4,040 4,199
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 3/15/31  8,540 9,376
Virginia Commonwealth Transportation Board, Garvee, GAN,
5.00%, 9/15/31  6,725 7,382
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/37  (10) 500 583
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/38  (10) 600 694
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/40  (10) 1,600 1,825
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/41  (10) 2,950 3,352
Virginia Public Building Auth., Series A, 5.00%, 8/1/38  11,500 13,231
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30  (2) 2,000 2,014
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32  (2) 5,125 5,162
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33  (2) 3,250 3,265
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34  (2) 4,000 4,000
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35  (2) 3,660 3,641
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35  (2) 2,850 2,817
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37  (2) 7,200 6,957
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38  (2) 5,000 4,747
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40  (2) 5,655 5,250

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33  (2) 5,000 5,407
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34  (2) 5,660 6,084
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35  (2) 5,000 5,325
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36  (2) 2,250 2,378
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37  (2) 2,000 2,088
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37  (2) 5,665 5,893
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38  (2) 2,095 2,170
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 262
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,378
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,127
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/27 (Prerefunded 1/1/24)  (4) 750 758
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/28 (Prerefunded 1/1/24)  (4) 450 455
279,704
WASHINGTON 4.6%
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/40  12,500 12,671
Central Puget Sound Regional Transit Auth., Series S-1, 4.00%,
11/1/41  5,345 5,396
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/31 (Prerefunded 11/1/25)  (4) 13,625 14,347
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/32 (Prerefunded 11/1/25)  (4) 6,480 6,824
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/41  35,355 39,442
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/30  2,640 2,758
Energy Northwest, Columbia Generating Station, Series A, 5.00%,
7/1/34  4,850 5,258
Energy Northwest, Project 3, Series A, 4.00%, 7/1/42  3,000 2,997
Port of Seattle, Series B, 5.00%, 10/1/25  (2) 4,845 5,021
Port of Seattle, Series B, 5.00%, 3/1/32  2,000 2,038
Port of Seattle, Series C, 5.00%, 8/1/37  (2) 10,605 11,491
Seattle Municipal Light & Power Revenue, Series A, 5.00%, 4/1/39  3,405 3,713
Washington, Series A, GO, 5.00%, 8/1/42  5,000 5,578
Washington, Series B, GO, 5.00%, 2/1/40  10,190 11,614

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington, Series C, GO, 5.00%, 2/1/35  9,775 11,569
Washington, Series C, GO, 5.00%, 2/1/46  6,530 7,158
Washington, Series R-2021A, GO, 5.00%, 6/1/33  2,150 2,504
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-1, VRDN, 5.00%, 8/1/49 (Tender 8/1/24)  5,500 5,549
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)  1,550 1,590
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 8/1/29  7,415 7,736
Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.00%, 6/1/38  4,180 4,614
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%,
7/1/29  12,850 13,236
Washington, Motor Vehicle Fuel Tax, Series R-2015, GO, 5.00%,
7/1/32  9,200 9,476
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 16,857
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 6,376
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 6,220
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/33  4,500 4,798
Washington, Various Purpose, Series R-2017A, GO, 5.00%, 8/1/34  5,000 5,319
Washington, Various Purpose, Series R-2018D, GO, 5.00%, 8/1/34  18,485 20,051
252,201
WEST VIRGINIA 0.2%
West Virginia Parkways Auth., 5.00%, 6/1/36  1,285 1,470
West Virginia Parkways Auth., 5.00%, 6/1/37  1,500 1,697
West Virginia Parkways Auth., 5.00%, 6/1/38  1,500 1,684
West Virginia Parkways Auth., 5.00%, 6/1/39  3,100 3,454
West Virginia Parkways Auth., 5.00%, 6/1/40  1,750 1,940
10,245
WISCONSIN 1.2%
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN, 3.65%,
4/1/48  950 950
Wisconsin, Series 3, GO, 5.00%, 11/1/29  13,500 14,784
Wisconsin, Series 3, GO, 5.00%, 11/1/30  13,740 15,047
Wisconsin, Series 3, GO, 5.00%, 11/1/32  11,295 12,396
Wisconsin, Series A, GO, 5.00%, 5/1/34  14,545 15,159
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/24  950 972
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/25  1,420 1,485
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/27  1,700 1,855
Wisconsin HEFA, Children's Hosp., 5.00%, 8/15/29  770 838
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/27  (1) 1,950 1,922
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%, 5/15/31  (1) 1,220 1,185
66,593

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS 0.0%
T. Rowe Price Government Reserve Fund, 4.83%  (13)(14) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities
99.4% of Net Assets
(Cost $5,640,198) $ 5,491,631
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$104,088 and represents 1.9% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Non-income producing
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Build America Mutual Assurance Company
(6) Insured by Assured Guaranty Municipal Corporation
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Escrowed to maturity
(10) When-issued security
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Seven-day yield
(14) Affiliated Companies
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation

T. ROWE PRICE Summit Municipal Intermediate Fund

.
.
.
.
.
.
.
.
.
.
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
SIFMA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.83% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
04/30/23
T. Rowe Price Government
Reserve Fund, 4.83% $ —  ¤   ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Summit Municipal Intermediate Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,640,198) $ 5,491,631
Interest receivable 75,355
Receivable for investment securities sold 13,667
Receivable for shares sold 3,892
Cash 85
Other assets 95
Total assets 5,584,725
Liabilities
Payable for investment securities purchased 49,286
Payable for shares redeemed 5,818
Investment management fees payable 1,671
Due to affiliates 4
Payable to directors 2
Other liabilities 2,546
Total liabilities 59,327
NET ASSETS $ 5,525,398

T. ROWE PRICE Summit Municipal Intermediate Fund
April 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (260,782)
Paid-in capital applicable to 489,480,732 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 5,786,180
NET ASSETS $ 5,525,398
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,266,769; Shares outstanding: 200,704,971) $ 11.29
Advisor Class
(Net assets: $4,921; Shares outstanding: 435,969) $ 11.29
I Class
(Net assets: $3,253,708; Shares outstanding: 288,339,792) $ 11.28

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements
6 Months
Ended
4/30/23
Investment Income (Loss)
Interest income $ 80,281
Expenses
Investment management 9,951
Shareholder servicing
Investor Class $ 1,518
Advisor Class 3
I Class 33 1,554
Rule 12b-1 fees
Advisor Class 5
Prospectus and shareholder reports
Investor Class 50
I Class 32 82
Custody and accounting 134
Registration 76
Legal and audit 16
Directors 9
Miscellaneous 12
Waived / paid by Price Associates (166)
Total expenses 11,673
Net investment income 68,608
Realized and Unrealized Gain / Loss –
Net realized loss on securities (27,190)
Change in net unrealized gain / loss on securities 294,107
Net realized and unrealized gain / loss 266,917
INCREASE IN NET ASSETS FROM OPERATIONS
$ 335,525

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 68,608 $ 141,175
Net realized loss (27,190) (65,809)
Change in net unrealized gain / loss 294,107 (765,007)
Increase (decrease) in net assets from operations 335,525 (689,641)
Distributions to shareholders
Net earnings
Investor Class (28,413) (60,210)
Advisor Class (49) (95)
I Class (41,792) (80,087)
Decrease in net assets from distributions (70,254) (140,392)
Capital share transactions
*
Shares sold
Investor Class 375,961 741,932
Advisor Class 1,084 1,074
I Class 614,775 2,197,820
Distributions reinvested
Investor Class 25,138 53,769
Advisor Class 49 95
I Class 32,243 63,627
Shares redeemed
Investor Class (585,728) (1,347,103)
Advisor Class (640) (1,753)
I Class (736,253) (2,153,329)
Decrease in net assets from capital share
transactions (273,371) (443,868)

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/23
Year
Ended
10/31/22
Net Assets
Decrease during period (8,100) (1,273,901)
Beginning of period 5,533,498 6,807,399
End of period $ 5,525,398 $ 5,533,498
*Share information (000s)
Shares sold
Investor Class 33,601 64,704
Advisor Class 96 96
I Class 55,080 192,220
Distributions reinvested
Investor Class 2,237 4,668
Advisor Class 4 8
I Class 2,871 5,543
Shares redeemed
Investor Class (52,695) (116,961)
Advisor Class (57) (155)
I Class (66,588) (190,272)
Decrease in shares outstanding (25,451) (40,149)

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The fund has three classes of shares: the Summit Municipal Intermediate Fund (Investor Class), the
Summit Municipal Intermediate Fund–Advisor Class (Advisor Class) and the Summit
Municipal Intermediate Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Summit Municipal Intermediate Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022, to December 31,

T. ROWE PRICE Summit Municipal Intermediate Fund

2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those

T. ROWE PRICE Summit Municipal Intermediate Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Summit Municipal Intermediate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ —  $ 5,491,630  $ —  $ 5,491,630
Short-Term Investments 1  —  —  1
Total $ 1  $ 5,491,630  $ —  $ 5,491,631

T. ROWE PRICE Summit Municipal Intermediate Fund

commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-
issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $470,770,000 and $488,823,000, respectively, for the six months ended
April 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2022, the fund had $88,099,000 of available capital loss carryforwards.

T. ROWE PRICE Summit Municipal Intermediate Fund

At April 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $5,640,468,000. Net unrealized loss aggregated $148,837,000 at period-end, of which $31,704,000 related to appreciated investments and $180,541,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.08% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2023, the effective annual group fee rate was 0.29%.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date

T. ROWE PRICE Summit Municipal Intermediate Fund

indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended April 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,044,000 remain subject to repayment by the fund at April 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
April 30, 2023, expenses incurred pursuant to these service agreements were $57,000 for
Price Associates and $69,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct
Investor Class Advisor Class I Class
Expense limitation 0.50% 0.50% 0.50%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 02/28/25
(Waived)/repaid during the period ($000s) $(166) $—
(1)
$—
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Summit Municipal Intermediate Fund

purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of April 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned
9,261,636 shares of the Investor Class, representing 5% of the Investor Class's net assets, and 2,777,235 shares of the I Class, representing 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
April 30, 2023, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of
April 30, 2023.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In

T. ROWE PRICE Summit Municipal Intermediate Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Summit Municipal Intermediate Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Summit Municipal Intermediate Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the
Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for

T. ROWE PRICE Summit Municipal Intermediate Fund

various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders have benefited from economies of scale through a reduction to the fund’s management fee and a restructure from an all-inclusive management fee that provides for potential future economies of scale through a decline in operating expenses as the fund grows in size.
The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the burden of higher operating costs until the fund achieves greater scale. In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the third quintile (Investor Class Expense Group and Expense Universe) and second quintile (Advisor Class Expense Group); and the fund’s total expenses ranked in the fifth quintile (Investor Class Expense Group), fourth quintile (Expense Universe), and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the
Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F83-051 6/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2023